Derivatives - Summary of Derivative Warrants Outstanding and Exercisable (Details) (USD $)	12 Months Ended
Apr. 30, 2012
Number of Warrants	59,069,125
Weighted Avg. Exercise Price	$ 0.21
Weighted Avg. Life Remaining	2 years 6 months
PreferredAWarrantsMember
Number of Warrants	19,250,000
Weighted Avg. Exercise Price	$ 0.20
Weighted Avg. Life Remaining	2 years 3 months 29 days
Preferred B Warrants [Member]
Number of Warrants	15,399,125
Weighted Avg. Exercise Price	$ 0.20
Weighted Avg. Life Remaining	4 years 1 month 6 days
SeniorOneWarrantsMember
Number of Warrants	12,500,000
Weighted Avg. Exercise Price	$ 0.20
Weighted Avg. Life Remaining	1 year 3 months
SeniorTwoWarrantsMember
Number of Warrants	9,200,000
Weighted Avg. Exercise Price	$ 0.25
Weighted Avg. Life Remaining	1 year 9 months
Consulting Warrants [Member]
Number of Warrants	2,720,000
Weighted Avg. Exercise Price	$ 0.25
Weighted Avg. Life Remaining	1 year 6 months 22 days